Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

(in millions)	2019	2018
Materials and supplies	$294	$280
Gas and fuel in storage	69	87
Coal inventory	31	31
	$394	$398